Rule 497(e)
File Nos.  333-147077
811-22140

PROSPECTUS SUPPLEMENT

NETS™ Funds

SUPPLEMENT DATED APRIL 1, 2008 TO PROSPECTUS DATED MARCH 17, 2008

The following information supplements the information found in the prospectus for the NETS™ Funds.

The following funds are available for purchase by Authorized Participants on or about April 3, 2008, and are expected to be launched on the American Stock Exchange on or about April 9, 2008:
NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ DAX® Index Fund (Germany)
NETS™ FTSE 100 Index Fund (United Kingdom)

The following funds are available for purchase by Authorized Participants on or about April 10, 2008, and are expected to be launched on NYSE Arca on or about April 16, 2008:
NETS™ CAC40® Index Fund (France)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ TOPIX Index Fund (Japan)

The following funds are not operational and unavailable for purchase:
NETS™ BEL 20® Index Fund (Belgium)
NETS™ Hang Seng China Enterprises Index Fund
NETS™ ISEQ 20™ Index Fund (Ireland)
NETS™ TA-25 Index Fund (Israel)
NETS™ S&P/MIB Index Fund (Italy)
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ PSI 20® Index Fund (Portugal)
NETS™ RTS Index Fund (Russia)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
NETS™ FTSE SET Large Cap Index Fund (Thailand)

NETS Investor Services
801 S. Canal Street
Dept. C-5S
Chicago, IL 60607
1-866-928-NETS
netsetfs.com

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NETS™ Funds

SUPPLEMENT DATED APRIL 1, 2008 TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 17, 2008

The following information supplements the information found in the Statement of Additional Information for the NETS™ Funds.

The following information supplements the information found in the prospectus for the NETS™ Funds.

The following funds are available for purchase by Authorized Participants on or about April 3, 2008, and are expected to be launched on the American Stock Exchange on or about April 9, 2008:
NETS™ S&P/ASX 200 Index Fund (Australia)
NETS™ DAX® Index Fund (Germany)
NETS™ FTSE 100 Index Fund (United Kingdom)

The following funds are available for purchase by Authorized Participants on or about April 10, 2008, and are expected to be launched on NYSE Arca on or about April 16, 2008:
NETS™ CAC40® Index Fund (France)
NETS™ Hang Seng Index Fund (Hong Kong)
NETS™ TOPIX Index Fund (Japan)

The following funds are not operational and unavailable for purchase:
NETS™ BEL 20® Index Fund (Belgium)
NETS™ Hang Seng China Enterprises Index Fund
NETS™ ISEQ 20™ Index Fund (Ireland)
NETS™ TA-25 Index Fund (Israel)
NETS™ S&P/MIB Index Fund (Italy)
NETS™ FTSE Bursa Malaysia 100 Index Fund
NETS™ AEX-index® Fund (The Netherlands)
NETS™ PSI 20® Index Fund (Portugal)
NETS™ RTS Index Fund (Russia)
NETS™ FTSE Singapore Straits Times Index Fund
NETS™ FTSE/JSE Top 40 Index Fund (South Africa)
NETS™ FTSE SET Large Cap Index Fund (Thailand)

NETS Investor Services
801 S. Canal Street
Dept. C-5S
Chicago, IL 60607
1-866-928-NETS
netsetfs.com